Stock-based compensation plans (Q3)- Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Rate $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	May 04, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards granted						10 years
Stock-based compensation expense | $		$ 25.9	$ 27.2	$ 78.0	$ 81.9
Unamortized stock-based compensation, stock options | $		$ 20.9		$ 20.9
Number of stock options granted (shares)		0		800,000
Weighted-average grant date fair value granted (usd per share) | $ / shares				$ 13.89		$ 13.76	$ 18.03	$ 17.98
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards granted				10 years
Stock-based compensation expense | $						$ 46.8	$ 46.0	$ 48.0
Unamortized stock-based compensation, stock options | $						$ 34.5	31.7
Number of stock options granted (shares)						4,200,000
Award vesting period				3 years		3 years
Restricted stock units and performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $						$ 60.2	71.1	$ 63.0
Unamortized stock-based compensation, restricted stock units and performance shares | $		$ 85.2		$ 85.2		$ 44.5	$ 46.3
Number of restricted stock units and performance shares granted (shares)				1,700,000		1,000,000
Weighted-average fair market value of restricted stock units and performance shares granted (shares) | $ / shares				$ 67.41		$ 69.87
Performance shares granted to certain officers exceeding certain performance metrics	[1]					100,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years		3 years
Maximum multiplier used to calculate value of performance shares				2.5		2.5
Performance shares granted to certain officers exceeding certain performance metrics				100,000
2016 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for grant (shares)		33,000,000.0		33,000,000.0		33,000,000.0
Maximum term of awards granted				10 years		10 years
Common stock reserved for employee benefit plans (shares)						32,600,000
2011 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans (shares)									0
Accredo Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans (shares)									0
2000 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans (shares)									0
2002 SIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans (shares)									0

[1]	Represents additional performance shares issued above the original grant for achieving certain performance metrics.